Income Tax Matters - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets relating to:
Allowance for loan losses	$ 1,057	$ 1,395	$ 1,934
Deferred compensation	1,080	975	853
Other	555	701	856
Net unrealized loss on securities available for sale	109		289
Total deferred tax assets	2,801	3,071	3,932
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale		(157)
Premises and equipment	(319)	(371)	(487)
Deferred loans fees and costs	(213)	(198)	(199)
Loan servicing	(176)	(182)	(201)
Total deferred tax liabilities	(708)	(908)	(887)
Net recorded deferred tax asset	$ 2,093	$ 2,163	$ 3,045